10-Q Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions	A summary of origination transactions with the Nova Funds is presented below:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Cost	$685	$—
For the year ended December 31, 2023, revenue earned, and contracts originated are below.

Year Ended December 31, 2023
Origination fee revenue	$259,517
Transaction reimbursement revenue	235,455
Total	$494,972
Cost	$99,456
Face value	$46,650,000
Total policies	7
Average Age	70

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions	For three months ended March 31, 2023, revenue earned, and contracts originated are as follows:

Three Months Ended March 31,
2023
Origination fee revenue	$1,448,305
Transaction reimbursement revenue	65,628
Total	$1,513,933
Cost	$6,366,133
Face value	$39,985,400
Total policies	34
Average Age	75
For three months ended June 30, 2023 and 2022, and for the six months ended June 30, 2023 and nine months ended September 30, 2022, revenue earned, and contracts originated are as follows:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Origination fee revenue	$2,952,837	$6,586,922
Commissions and transaction reimbursement revenue	140,960	8,656,885
Total	$3,093,797	$15,243,806
Cost	$11,656,637	$87,143,005
Face value	$96,674,080	$481,648,010
Total policies	72	333
Average Age	75	75